Basic and Diluted Loss Per Share (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended						17 Months Ended	89 Months Ended	98 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2012	Sep. 30, 2013
Earnings Per Share Basic and Diluted Other Disclosure [Line Items]
Net loss	$ (3,679,337)	$ (3,014,640)	$ (15,918,055)	$ (5,858,578)	$ (14,387,782)	$ (7,909,113)	$ (4,023,026)	$ (6,936,705)	$ (12,913,566)	$ (3,359,697)	$ (370,893)	$ (49,900,782)	$ (65,818,837)
Less: Preferred stock dividends					0	(81,651)
Loss available to common stockholders	$ (3,679,337)	$ (3,014,640)	$ (15,918,055)	$ (5,858,578)	$ (14,387,782)	$ (7,990,764)
Weighted-average shares outstanding -basic and diluted (in shares)	4,932,064	4,541,868	4,767,851	4,539,432	4,540,320	4,314,324
Net loss per share - basic and diluted	$ (0.75)	$ (0.66)	$ (3.34)	$ (1.29)	$ (3.17)	$ (1.85)